Assets pledged, collateral received and assets transferred - Fair value at the balance sheet date of collateral accepted and re-pledged to others (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
36. Assets pledged, collateral received and assets transferred
Fair value of securities accepted as collateral	£ 792,317	£ 660,999
Of which fair value of securities re-pledged/transferred to others	£ 684,389	£ 554,111